Acquisitions - Schedule of Carrying Value of Net Assets Contributed (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Asset acquired and liabilities assumed:
Property, plant and equipment, net	$ 61,205	$ 214,710
Asset retirement obligations		(23,785)
Net assets acquired	$ 61,205	$ 190,925